Financial Assets and Financial Liabilities - Summary of Significant Unobservable Inputs (Level 3) Used for Recurring Fair Value Measurements and the Effect of the Measurements (Details) - Level 3 (Fair value) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other financial assets
Assets [Roll Forward]
Beginning balance	€ 0.0	€ 0.0
Additions	43.4	0.0
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	3.8	0.0
Disposals	0.0
Ending balance	39.6	0.0
Contingent consideration
Liabilities [Roll Forward]
Beginning balance	38.8	6.1
Additions	0.0	(31.8)
Net change in fair value	(9.0)	(0.9)
Disposals	0.0
Ending balance	€ 47.8	€ 38.8